LEASES - (Lessee) Operating Lease Cost and Other Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Operating lease cost
Operating lease cost	$ 117
Sublease Income	(11)
Lease, Cost	106
Cash paid for amounts included in the measurement of operating lease liabilities	76
ROU assets obtained in exchange for new operating lease liabilities	$ 9
Weighted average remaining lease term	10 years
Weighted average discount rate	3.50%